Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of basic and diluted earnings per share
Basic and diluted loss per share have been calculated for the years ended December 31, 2019, 2020, and 2021 as follows:

	2019	2020	2021

	(in thousands, except for share amounts)
Net loss available to equity shareholder of the Company	$(1,371,186)	$(1,347,571)	$(250,313)

Weighted average common shares outstanding	504,003,126	500,000,000	505,758,409
Total basic and diluted earnings per share attributable to equity shareholders	$(2.72)	$(2.70)	$(0.49)